Debt - Schedule of Future Repayments of Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013
Debt Disclosure [Abstract]
Remainder of 2013	$ 0.8
2014	3.2
2015	3.2
2016	3.1
2017	282.2
Thereafter	400.0
Total	$ 692.5